Acquisition of U-Protein (Tables) - U-Protein	12 Months Ended
Apr. 30, 2021
Disclosure Of Business Combinations [Line Items]
Summary of Allocated Purchase Price	The Company has allocated the purchase price as follows:

(in thousands)	$
Cash	4,063
606,101 common shares of the Company	3,022
Fair value of deferred payments	2,134
Fair value of consideration	9,219

Cash	797
Amounts receivable	371
Unbilled revenue	113
Inventory	37
Investment	90
Equipment, net of accumulated amortization	216
Intellectual property (not deductible for tax purposes)	4,064
Goodwill (not deductible for tax purposes)	4,656
Accounts payable and accrued liabilities	(270)
Income taxes payable	(44)
Deferred income tax liability	(811)
9,219

Summary of Changes in Value of Deferred Payments	The changes in the value of the deferred payments during the years ended April 30, 2021 and 2020 are as follows:

(in thousands)	$
Balance, April 30, 2019	1,563
Accretion expense	350
Payment	(1,007)
Foreign exchange	26
Balance, April 30, 2020	932
Accretion expense	89
Payment made in common shares	(1,047)
Foreign exchange	26
Balance, April 30, 2021	—